Document and Entity Information	12 Months Ended
Dec. 27, 2014
Document Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 27, 2014
Entity Registrant Name	Kraft Heinz Co
Entity Central Index Key	0001637459